Share Based Compensation (Details Narrative) - USD ($)				3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 24, 2024	Jun. 07, 2024	Sep. 22, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Aug. 14, 2024	Apr. 20, 2024	Mar. 20, 2024	Jan. 01, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation						$ 431,000				$ 914,000		$ 1,270,000	$ 10,000
Shares granted										74,544		74,544,000
Weighted average grant date fair value		$ 2.84	$ 5.51							$ 2.84		$ 2.84
Shares vested										74,544		74,544,000
Weighted average remaining vesting						3 years 1 month 6 days				3 years		2 years 9 months 18 days
Cost related to non-vested option				$ 2,700,000	$ 3,100,000	$ 3,700,000				$ 3,100,000		$ 2,700,000
Shares issued for services, per share																$ 3.08	$ 3.47
Common Stock Shares Outstanding				96,004,699	74,000,234	73,829,536				74,000,234		96,004,699		73,829,536	30,000,000
Common Stock Shares Outstanding Percentage															31.00%
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued for services	96,154				96,154					96,154		96,154
Shares issued for services, per share	$ 1.56
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted				0	0					0		0
Shares vested						0				74,544		74,544		0
Unrecognized share based compensation expense						$ 400,000
Weighted average remaining vesting						2 years 6 months
Restricted Stock Units (RSUs) [Member] | Chief Financial Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted		37,272	74,545
Weighted average grant date fair value		$ 2.84
Shares vested		37,272
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation	$ 200,000			$ 400,000	$ 500,000	$ 400,000	$ 0	$ 0	$ 400,000	$ 900,000	$ 0	$ 1,300,000	$ 0
2023 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock			11,497,622															3,691,476
Shares issued percentage			5.00%
Shares available for issuance				14,107,834	14,107,834	14,042,834				14,107,834		14,107,834